Summary of Debt Securities by Risk Rating (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [abstract]
Debt securities backed by government guaranteed loans	$ 117	$ 192